INVENTORIES (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 1,422	$ 1,278
Work-in-process	775	601
Finished goods	5,142	4,573
Total inventories	$ 7,339	$ 6,452	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).